Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2013

This report contains information regarding RBC Covered Bond Programme's Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

The Guarantor LP has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme.  For defined terms, please see page 204 and following of the Global Covered Bond Prospectus ("Global Prospectus") approved by the United Kingdom Listing Authority and published on April 16, 2011 on the website of the Regulatory News Service operated by the London Stock Exchange at http://www.londonstockexchange.com/exchange/news/market-news/market-news-detail.html?announcementId=10835765 under Royal Bank of Canada and the headline "Publication of Prospectus" or the registration statement filed with the United States Securities and Exchange Commission under File No. 333-181552.  The most recent version of the prospectus filed with the SEC (the "U.S. Prospectus") is available through the SEC's EDGAR system at http://www.sec.gov/cgi-bin/browse-edgar?company=&match=&CIK=&filenum=333-181552&State=&Country=&SIC=&owner=exclude&Find=Find+Companies&action=getcompany

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless specified otherwise.

Program Information

	Initial	C$
Series	Principal Amount	Equivalent	Maturity Date	Coupon Rate	Rate Type
CB2	€1,250,000,000	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	$1,490,100,000	12/4/2015	0.625%	Fixed

Parties
Issuer	Royal Bank of Canada
Covered Bond Trustee	Computershare Trust Company of Canada
Guarantor LP	RBC Covered Bond Guarantor Limited Partnership

Royal Bank of Canada's Credit Ratings

	Moody's	Standard & Poor's	DBRS	Fitch Ratings
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A3	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable	Stable
Covered Bonds	Aaa	AAA	AAA	AAA

Events of Defaults & Test Compliance
Issuer Event of Default	No
Guarantor LP Event of Default	No

Supplementary Information

Series	Swap Provider	Translation Rate
CB2	Royal Bank of Canada	1.5070000 C$/€
CB3	Royal Bank of Canada	N/A
CB4	Royal Bank of Canada	N/A
CB5	Royal Bank of Canada	1.0051000 C$/US$
CB6	Royal Bank of Canada	N/A
CB7	Royal Bank of Canada	1.1149700 C$/CHF
CB8	Royal Bank of Canada	0.9762000 C$/US$
CB9	Royal Bank of Canada	0.9934000 C$/US$

Asset Coverage Test(1) (C$)

Outstanding Covered Bonds	$10,579,485,000

A = lesser of (i) LTV Adjusted True Balance and	$17,907,169,548	A (i)	$19,656,572,425
(ii) Asset Percentage Adjusted True Balance		A (ii)	$17,907,169,548
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	-
D = Substitute Assets and/or Authorized Investments	-
Z = Negative Carry Factor calculation	$339,577,966
Total: A + B + C + D - Z	$17,567,591,583

Asset Coverage Test	Pass

(1) For further information regarding the Asset Coverage Test, please see pages 157 to 159 of the Global Prospectus or pages 116 to 119 of the U.S. Prospectus.

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2013	Page 1 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$20,232,637,709
Current Month Ending Balance	$19,651,513,721
Number of Mortgage Loans in Pool	133,842
Average Loan Size	$146,826
Number of Properties	116,715
Number of Borrowers	114,394

Weighted Average LTV - Authorized	70.11%
Weighted Average LTV - Drawn	61.80%
Weighted Average Rate	3.19%
Weighted Average Original Term	56.89	(Months)
Weighted Average Remaining Term	29.39	(Months)
Weighted Average Seasoning	27.50	(Months)

Cover Pool Delinqunecy Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	133,720	99.91	$19,629,964,983	99.89
30 to 59 days past due	65	0.05	$11,427,563	0.06
60 to 89 days past due	24	0.02	$4,273,563	0.02
90 or more days past due	33	0.02	$5,847,612	0.03
Total	133,842	100.00	$19,651,513,721	100.00

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
April 30, 2013	$0	0.00%

Cover Pool Flow of Funds

	30-Apr-2013		28-Mar-2013
Cash Inflows
Principal Collections	$345,066,179		$316,211,662
Repurchase	$244,763,707		$853,220,526
Interest Collections	$60,026,361		$53,599,586
Swap Interest Received	$49,196,625	1	$54,164,901	2
Cash Outflows
Swap Interest Paid	($60,026,361)	1	($53,599,586)	2
Intercompany Loan Interest	($49,098,231)	1	($54,056,572)	2
Intercompany Loan Principal	($345,066,179)	1	($316,211,662)	2
Intercompany loan Repayment	($244,763,707)	1	($853,220,526)	2
Net Inflows/(Outflows)	$98,393		$108,330
Notes:
1. Cash settlement to occur on May 17, 2013
2. Cash settlement occurred on April 17, 2013

Cover Pool Reserve Account

Reserve Account Balance	$0

Cover Pool Material Breaches or Representations and Warranties

Material Breaches or Representation and Warranties	Nil

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	16,917	12.64	$2,756,883,684	14.03
British Columbia	26,118	19.51	$4,986,056,000	25.37
Manitoba	4,765	3.56	$483,880,052	2.46
New Brunswick	1,953	1.46	$158,276,322	0.81
Newfoundland	1,289	0.96	$130,141,497	0.66
Northwest Territories	85	0.06	$13,620,508	0.07
Nova Scotia	3,832	2.86	$355,134,781	1.81
Nunavut	3	0.00	$288,311	0.00
Ontario	53,016	39.62	$7,968,461,111	40.55
Prince Edward Island	455	0.34	$38,931,098	0.20
Quebec	21,387	15.98	$2,290,315,283	11.65
Saskatchewan	3,932	2.94	$456,588,158	2.32
Yukon	90	0.07	$12,936,916	0.07
Total	133,842	100.00	$19,651,513,721	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2013	Page 2 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2013

Cover Pool Bureau Score Distribution

Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
499 and below	112	0.08	$13,078,441	0.07
500 - 539	63	0.05	$7,593,395	0.04
540 - 559	85	0.06	$11,469,598	0.06
560 - 579	175	0.13	$26,078,901	0.13
580 - 599	361	0.27	$54,037,933	0.27
600 - 619	669	0.50	$100,678,096	0.51
620 - 639	1,704	1.27	$266,761,114	1.36
640 - 659	2,990	2.23	$479,793,951	2.44
660 - 679	4,527	3.38	$701,003,444	3.57
680 - 699	5,994	4.48	$936,936,331	4.77
700 - 719	7,708	5.76	$1,226,259,986	6.24
720 - 739	8,517	6.36	$1,313,903,292	6.69
740 - 759	9,262	6.92	$1,433,148,433	7.29
760 - 779	10,001	7.47	$1,533,402,526	7.80
780 - 799	11,080	8.28	$1,722,678,985	8.77
800 and above	70,594	52.76	$9,824,689,295	49.99
Total	133,842	100.00	$19,651,513,721	100.00

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	83,614	62.47	$11,361,661,097	57.82
Variable	50,228	37.53	$8,289,852,624	42.18
Total	133,842	100.00	$19,651,513,721	100.00

Cover Pool Occupancy Type Distribution

Occupancy Code	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	11,436	8.54	$1,825,743,837	9.29
Owner Occupied	122,406	91.46	$17,825,769,884	90.71
Total	133,842	100.00	$19,651,513,721	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	28	0.02	$5,183,570	0.03
2.0000% - 2.4999%	23,290	17.40	$4,379,217,398	22.28
2.5000% - 2.9999%	33,483	25.02	$5,149,098,250	26.23
3.0000% - 3.4999%	20,757	15.51	$2,918,761,179	14.85
3.5000% - 3.9999%	35,714	26.69	$5,015,401,194	25.52
4.0000% - 4.4999%	13,265	9.91	$1,474,836,038	7.50
4.5000% - 4.9999%	1,472	1.10	$155,696,472	0.79
5.0000% - 5.4999%	2,304	1.72	$259,837,638	1.32
5.5000% - 5.9999%	2,628	1.96	$228,723,249	1.16
6.0000% - 6.4999%	863	0.64	$61,470,492	0.31
6.5000% - 6.9999%	28	0.02	$2,736,126	0.01
7.0000% and above	10	0.01	$552,115	0.00
Total	133,842	100.00	$19,651,513,721	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	19,017	14.21	$2,388,437,337	12.15
12.00 - 23.99	26,670	19.93	$3,766,487,590	19.17
24.00 - 35.99	48,274	36.06	$7,273,832,628	37.02
36.00 - 47.99	27,265	20.37	$4,388,548,917	22.33
48.00 - 59.99	10,233	7.65	$1,528,815,733	7.78
60.00 - 71.99	1,114	0.83	$141,322,818	0.72
72.00 - 83.99	1,081	0.81	$136,012,248	0.69
84.00 and above	188	0.14	$28,056,450	0.14
Total	133,842	100.00	$19,651,513,721	100.00
RBC Covered Bond Programme	Monthly Investor Report - April 30, 2013	Page 3 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	4/30/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	58,280	43.55	$3,067,025,289	15.61
100,000 - 149,999	24,808	18.54	$3,092,537,077	15.74
150,000 - 199,999	18,956	14.16	$3,285,966,933	16.72
200,000 - 249,999	11,853	8.86	$2,646,136,543	13.47
250,000 - 299,999	7,615	5.69	$2,079,510,069	10.58
300,000 - 349,999	4,432	3.31	$1,431,591,073	7.28
350,000 - 399,999	2,651	1.98	$987,221,198	5.02
400,000 - 449,999	1,585	1.18	$670,226,430	3.41
450,000 - 499,999	1,064	0.79	$503,431,291	2.56
500,000 - 549,999	679	0.51	$355,306,570	1.81
550,000 - 599,999	459	0.34	$263,605,072	1.34
600,000 - 649,999	320	0.24	$199,291,964	1.01
650,000 - 699,999	243	0.18	$163,712,978	0.83
700,000 - 749,999	192	0.14	$138,969,028	0.71
750,000 - 799,999	124	0.09	$95,502,481	0.49
800,000 - 849,999	92	0.07	$75,705,037	0.39
850,000 - 899,999	54	0.04	$47,256,066	0.24
900,000 - 949,999	66	0.05	$61,148,434	0.31
950,000 - 999,999	67	0.05	$65,182,478	0.33
1,000,000 and above	302	0.23	$422,187,710	2.15
Total	133,842	100.00	$19,651,513,721	100.00

Cover Pool Property Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	13,931	10.41	$1,992,992,018	10.14
Detached	102,852	76.85	$15,140,290,773	77.03
Duplex	2,741	2.05	$393,073,538	2.00
Fourplex	665	0.50	$123,526,715	0.63
Other	306	0.22	$40,355,051	0.21
Row (Townhouse)	6,737	5.03	$997,974,387	5.08
Semi-detached	5,850	4.37	$840,236,761	4.28
Triplex	760	0.57	$123,064,478	0.63
Total	133,842	100.00	$19,651,513,721	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	4,931	4.22	$155,698,136	0.79
20.01 - 25.00	1,787	1.53	$109,449,663	0.56
25.01 - 30.00	1,948	1.67	$150,419,043	0.77
30.01 - 35.00	2,308	1.98	$209,892,573	1.07
35.01 - 40.00	2,926	2.51	$310,603,576	1.58
40.01 - 45.00	3,049	2.61	$363,202,342	1.85
45.01 - 50.00	4,430	3.80	$576,129,841	2.93
50.01 - 55.00	4,854	4.16	$719,368,280	3.66
55.01 - 60.00	6,241	5.35	$1,015,630,915	5.17
60.01 - 65.00	9,235	7.91	$1,758,353,291	8.95
65.01 - 70.00	7,133	6.11	$1,419,804,068	7.22
70.01 - 75.00	21,046	18.03	$3,176,454,832	16.16
75.01 - 80.00	46,827	40.12	$9,686,507,161	49.29
Total	116,715	100.00	$19,651,513,721	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	9,044	7.75	$364,957,926	1.86
20.01 - 25.00	3,791	3.25	$286,298,682	1.46
25.01 - 30.00	4,317	3.70	$391,874,001	1.99
30.01 - 35.00	4,904	4.20	$520,084,504	2.65
35.01 - 40.00	5,655	4.85	$686,809,912	3.49
40.01 - 45.00	6,218	5.33	$839,552,487	4.27
45.01 - 50.00	7,222	6.19	$1,068,380,706	5.44
50.01 - 55.00	8,351	7.16	$1,365,407,286	6.95
55.01 - 60.00	9,816	8.41	$1,756,203,542	8.94
60.01 - 65.00	11,193	9.59	$2,212,613,965	11.26
65.01 - 70.00	10,552	9.04	$2,189,072,824	11.14
70.01 - 75.00	14,823	12.70	$3,116,510,185	15.86
75.01 - 80.00	20,829	17.83	$4,853,747,701	24.69
Total	116,715	100.00	$19,651,513,721	100.00

RBC Covered Bond Programme	Monthly Investor Report - April 30, 2013	Page 4 of 4